John Hancock
Disciplined Value Mid Cap Fund
Quarterly portfolio holdings 12/31/2020

Fund’s investments
As of 12-31-20 (unaudited)
	Shares	Value
Common stocks 97.9%		$13,810,069,231
(Cost $9,935,473,196)
Communication services 2.0%		279,104,885
Entertainment 1.0%
Electronic Arts, Inc.	390,523	56,079,103
Live Nation Entertainment, Inc. (A)	1,047,357	76,959,792
Interactive media and services 0.4%
Yelp, Inc. (A)	1,805,234	58,976,995
Media 0.6%
Altice USA, Inc., Class A (A)	2,299,683	87,088,995
Consumer discretionary 12.8%		1,806,853,251
Auto components 1.2%
Gentex Corp.	2,336,384	79,273,509
Lear Corp.	522,898	83,156,469
Automobiles 0.9%
Harley-Davidson, Inc.	3,271,243	120,054,618
Distributors 0.4%
LKQ Corp. (A)	1,754,367	61,823,893
Hotels, restaurants and leisure 3.8%
Darden Restaurants, Inc.	518,461	61,759,074
International Game Technology PLC	2,390,733	40,499,017
Las Vegas Sands Corp.	1,279,802	76,276,199
Marriott International, Inc., Class A	616,187	81,287,389
Norwegian Cruise Line Holdings, Ltd. (A)(B)	2,371,665	60,311,441
Wyndham Destinations, Inc.	1,331,755	59,742,529
Wyndham Hotels & Resorts, Inc.	1,381,345	82,107,147
Wynn Resorts, Ltd.	611,789	69,028,153
Household durables 1.8%
Mohawk Industries, Inc. (A)	699,394	98,579,584
Tempur Sealy International, Inc. (A)	1,397,543	37,733,661
Whirlpool Corp.	678,613	122,482,860
Internet and direct marketing retail 1.4%
eBay, Inc.	1,993,721	100,184,480
Expedia Group, Inc.	771,148	102,099,995
Multiline retail 0.3%
Dollar Tree, Inc. (A)	437,148	47,229,470
Specialty retail 3.0%
AutoZone, Inc. (A)	122,242	144,910,556
Best Buy Company, Inc.	419,313	41,843,244
Foot Locker, Inc.	1,669,408	67,510,860
Ross Stores, Inc.	762,541	93,647,660
Ulta Beauty, Inc. (A)	262,263	75,311,443
Consumer staples 1.6%		220,214,942
Beverages 0.8%
Coca-Cola European Partners PLC	2,318,018	115,506,837
Food and staples retailing 0.4%
US Foods Holding Corp. (A)	1,460,738	48,657,183
Food products 0.4%
Nomad Foods, Ltd. (A)	2,204,993	56,050,922
2	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Energy 4.6%		$652,320,339
Energy equipment and services 2.2%
ChampionX Corp. (A)	3,947,359	60,394,593
Halliburton Company	3,489,469	65,950,964
Helmerich & Payne, Inc.	2,304,747	53,377,941
Schlumberger NV	6,379,118	139,256,146
Oil, gas and consumable fuels 2.4%
ConocoPhillips	2,730,414	109,189,256
Marathon Petroleum Corp.	1,525,342	63,088,145
Parsley Energy, Inc., Class A	6,134,233	87,106,109
Valero Energy Corp.	1,307,357	73,957,185
Financials 17.9%		2,530,851,679
Banks 6.8%
East West Bancorp, Inc.	2,481,184	125,820,841
Fifth Third Bancorp	8,633,686	238,030,723
Huntington Bancshares, Inc.	18,859,739	238,198,504
KeyCorp	11,768,163	193,115,555
Truist Financial Corp.	3,525,923	168,997,489
Capital markets 2.2%
Ameriprise Financial, Inc.	1,271,259	247,043,756
State Street Corp.	774,090	56,338,270
Consumer finance 1.9%
Discover Financial Services	1,762,259	159,537,307
SLM Corp.	4,632,652	57,398,558
Synchrony Financial	1,592,175	55,264,394
Insurance 6.6%
Aflac, Inc.	1,190,295	52,932,419
Alleghany Corp.	213,555	128,921,018
American International Group, Inc.	2,114,859	80,068,562
Aon PLC, Class A	469,140	99,115,208
Everest Re Group, Ltd.	514,293	120,390,848
Globe Life, Inc.	912,997	86,698,195
Reinsurance Group of America, Inc.	759,156	87,986,180
RenaissanceRe Holdings, Ltd.	355,239	58,905,731
The Allstate Corp.	1,023,026	112,461,248
The Travelers Companies, Inc.	418,724	58,776,288
Willis Towers Watson PLC	198,859	41,895,614
Thrifts and mortgage finance 0.4%
Essent Group, Ltd.	1,457,291	62,954,971
Health care 9.4%		1,328,092,142
Health care equipment and supplies 1.4%
Boston Scientific Corp. (A)	1,377,554	49,523,066
Zimmer Biomet Holdings, Inc.	933,876	143,900,953
Health care providers and services 4.6%
AmerisourceBergen Corp.	783,551	76,599,946
Centene Corp. (A)	1,634,952	98,146,169
HCA Healthcare, Inc.	477,359	78,506,461
Humana, Inc.	348,106	142,817,449
Laboratory Corp. of America Holdings (A)	279,258	56,842,966
Molina Healthcare, Inc. (A)	330,399	70,269,259
Universal Health Services, Inc., Class B	911,888	125,384,600
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	3

	Shares	Value
Health care (continued)
Health care technology 0.6%
Change Healthcare, Inc. (A)	4,746,030	$88,513,460
Life sciences tools and services 2.3%
Avantor, Inc. (A)	3,923,211	110,438,390
ICON PLC (A)	462,608	90,199,308
IQVIA Holdings, Inc. (A)	414,825	74,324,195
PPD, Inc. (A)	1,684,881	57,656,628
Pharmaceuticals 0.5%
Jazz Pharmaceuticals PLC (A)	393,634	64,969,292
Industrials 21.1%		2,976,651,844
Aerospace and defense 5.5%
BWX Technologies, Inc.	1,453,363	87,608,722
Curtiss-Wright Corp.	596,581	69,412,199
General Dynamics Corp.	451,840	67,242,829
Hexcel Corp.	1,818,763	88,191,818
Howmet Aerospace, Inc.	4,858,423	138,659,392
Huntington Ingalls Industries, Inc.	424,129	72,305,512
L3Harris Technologies, Inc.	579,782	109,590,394
Textron, Inc.	2,812,400	135,923,292
Air freight and logistics 0.4%
Expeditors International of Washington, Inc.	625,551	59,496,156
Airlines 1.2%
Alaska Air Group, Inc.	1,750,155	91,008,060
Southwest Airlines Company	1,791,038	83,480,281
Building products 1.5%
Masco Corp.	1,702,786	93,534,035
Owens Corning	1,490,672	112,933,311
Construction and engineering 0.6%
MasTec, Inc. (A)	1,171,093	79,845,121
Electrical equipment 3.7%
AMETEK, Inc.	1,912,613	231,311,416
Eaton Corp. PLC	1,518,391	182,419,495
EnerSys	544,927	45,261,637
Hubbell, Inc.	271,362	42,546,848
Regal Beloit Corp.	188,609	23,163,071
Machinery 6.2%
Allison Transmission Holdings, Inc.	1,662,684	71,711,561
Altra Industrial Motion Corp.	1,164,648	64,556,439
Cummins, Inc.	391,491	88,907,606
Dover Corp.	1,610,161	203,282,826
Ingersoll Rand, Inc. (A)	359,439	16,376,041
ITT, Inc.	1,558,334	120,022,885
Oshkosh Corp.	1,135,032	97,692,204
PACCAR, Inc.	852,944	73,592,008
Parker-Hannifin Corp.	527,537	143,706,354
Professional services 1.3%
ASGN, Inc. (A)	1,130,167	94,402,850
Robert Half International, Inc.	1,400,773	87,520,297
Road and rail 0.7%
Kansas City Southern	494,524	100,947,184
4	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Information technology 10.6%		$1,487,753,372
Electronic equipment, instruments and components 2.0%
Flex, Ltd. (A)	3,874,173	69,657,631
TE Connectivity, Ltd.	1,772,861	214,640,281
IT services 2.9%
Amdocs, Ltd.	763,586	54,161,155
EVERTEC, Inc.	1,926,505	75,750,177
Leidos Holdings, Inc.	1,082,623	113,805,330
Rackspace Technology, Inc. (A)(B)	2,574,627	49,072,391
Science Applications International Corp.	1,150,286	108,863,067
Semiconductors and semiconductor equipment 4.0%
KLA Corp.	292,202	75,654,020
Lam Research Corp.	69,849	32,987,587
NXP Semiconductors NV	856,071	136,123,850
ON Semiconductor Corp. (A)	3,611,361	118,199,846
Qorvo, Inc. (A)	1,202,412	199,925,043
Software 0.5%
SS&C Technologies Holdings, Inc.	921,797	67,060,732
Technology hardware, storage and peripherals 1.2%
Western Digital Corp.	1,803,704	99,907,165
Xerox Holdings Corp.	3,102,419	71,945,097
Materials 5.9%		835,085,266
Chemicals 4.2%
Corteva, Inc.	2,714,279	105,096,883
DuPont de Nemours, Inc.	1,406,270	99,999,860
FMC Corp.	1,564,533	179,811,778
Ingevity Corp. (A)	839,297	63,559,962
PPG Industries, Inc.	508,598	73,350,004
The Mosaic Company	3,261,575	75,048,841
Construction materials 0.5%
Eagle Materials, Inc.	648,920	65,768,042
Containers and packaging 0.4%
Avery Dennison Corp.	380,503	59,019,820
Metals and mining 0.8%
Steel Dynamics, Inc.	3,076,487	113,430,076
Real estate 6.8%		953,424,458
Equity real estate investment trusts 6.8%
American Homes 4 Rent, Class A	2,428,637	72,859,110
Cousins Properties, Inc.	2,422,420	81,151,070
CyrusOne, Inc.	1,021,996	74,759,007
Duke Realty Corp.	2,963,838	118,464,605
Equity Residential	1,854,756	109,949,936
Essex Property Trust, Inc.	348,511	82,743,482
Healthpeak Properties, Inc.	2,455,672	74,234,965
Kilroy Realty Corp.	1,184,766	68,005,568
Lamar Advertising Company, Class A	685,938	57,083,760
Regency Centers Corp.	2,043,589	93,167,223
Welltower, Inc.	1,872,574	121,005,732
Utilities 5.2%		739,717,053
Electric utilities 2.6%
American Electric Power Company, Inc.	743,039	61,872,858
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	5

	Shares	Value
Utilities (continued)
Electric utilities (continued)
Edison International	2,185,960	$137,322,007
Entergy Corp.	1,149,005	114,716,659
PG&E Corp. (A)	3,950,114	49,218,420
Independent power and renewable electricity producers 0.4%
Vistra Corp.	3,229,959	63,500,994
Multi-utilities 2.2%
CenterPoint Energy, Inc.	7,995,026	173,012,363
DTE Energy Company	1,153,725	140,073,752

	Yield (%)	Shares	Value
Short-term investments 2.5%			$357,691,213
(Cost $357,630,191)
Short-term funds 2.5%			357,691,213
John Hancock Collateral Trust (C)	0.1386(D)	7,958,404	79,632,586
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0300(D)	278,058,627	278,058,627

Total investments (Cost $10,293,103,387) 100.4%	$14,167,760,444
Other assets and liabilities, net (0.4%)	(59,086,973)
Total net assets 100.0%	$14,108,673,471

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-20. The value of securities on loan amounted to $77,867,932.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 12-31-20.
6	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of December 31, 2020, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	7,958,404	$57,755,072	$776,538,808	$(754,758,445)	$61,238	$35,913	$514,037	—	$79,632,586
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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